Share-based Compensation - Assumptions (Details)					10 Months Ended	12 Months Ended
	Apr. 06, 2022 $ / shares shares	Oct. 25, 2021 SFr / shares $ / shares	Sep. 09, 2021 $ / shares SFr / shares	Jul. 27, 2021 SFr / shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 SFr / shares shares	Mar. 31, 2022 shares	Mar. 10, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Enterprise value | $						$ 360,000,000	$ 360,000,000
Fully diluted shares (in shares) | shares						1,070,196	1,070,196
MoonLake AG Restricted Founder Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated fair value per share of Restricted Founder Shares on the grant date (in dollars per share)						$ 49
Estimated fair value of Restricted Founder Shares on the resignation date of one of the co-founders of MoonLake AG (in dollars per share)						336.39
Purchase price (in CHF per share) | SFr / shares								SFr 0.1
Awards outstanding (in shares) | shares					4,440,309		4,440,309	1,110,078		0
ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated fair value per share of Restricted Founder Shares on the grant date (in dollars per share)		$ 336.39	$ 49	$ 49		$ 336.39
Purchase price (in CHF per share) | SFr / shares		$ 0.1	$ 0.1	$ 0.1				SFr 0.1
Awards outstanding (in shares) | shares					1,060,561		1,060,561	2,237,915	2,237,915	0
Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated fair value of the option on the grant date using Black-Scholes model (in shares) | shares	180,000					180,000
Estimated fair value of the option on the grant date using Black-Scholes model (in dollars per share)	$ 8.25
Exercise price (in dollars per share)	$ 12.25
Expected term of the award	6 years
Expected volatility of the share price	75.00%
Risk-free interest rate	3.00%
Expected dividend rate	0.00%
Employee Stock Option Plan (ESOP) | Research and development services
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated fair value of the option on the grant date using Black-Scholes model (in shares) | shares					224,033	242,736
Estimated fair value of the option on the grant date using Black-Scholes model (in dollars per share)		$ 336.30	$ 32.93			$ 172.57
Exercise price (in dollars per share) | SFr / shares		$ 0.10	$ 43.80					SFr 27.25
Expected term of the award		6 years	6 years			6 years
Expected volatility of the share price		75.00%	75.00%			75.00%
Risk-free interest rate		1.00%	1.00%			3.00%
Expected dividend rate		0.00%	0.00%			0.00%